Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Disclosure of Inventories

	SA Rand
Figures in million	2026	2025
Final metals in lock-up	212	207
Work in process, ore stockpiles and finished inventories	2 126	1 437
Consumables at weighted average cost (net of provision) (a)	2 749	2 388
Total inventories	5 087	4 032
Non-current portion of final metals in lock-up included in Other non-current assets	(212)	(207)
Total current portion of inventories[1]	4 875	3 825
Included in the balance above is:
Inventory valued at net realisable value[2]	90	161
[1]Includes metals inventory and consumables attributable to the CSA mine. Refer to note 13 for further detail on the acquisition of MAC Copper.
[2]The inventory valued at net realisable value relates to non-current metals in lock-up.
(a)During the year, the provision for slow-moving and redundant stock decreased by R9 million (2025: R190 million), as a result of a change in the provision estimate mainly relating to the percentage applied and the period lapsed. The total provision at
30 June 2026 was R281 million (2025: R290 million).